Prepaids, Deposits and Advances (Details) - Schedule of Prepaid deposits and other receivables - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid deposits and other receivables [Abstract]
Prepaid expenses		$ 590	$ 935
Indirect tax receivables(a)	[1]	2,007	2,322
Deposits		51	47
Other receivables and advances(a)	[1]	60	1,760
Total		$ 2,708	$ 5,064

[1]	December 31, 2021 amounts include $2,396 of other advances and indirect tax receivables to confirm to the current year presentation.